Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	50,000,000	50,000,000	50,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	90,000,000	90,000,000	90,000,000
Common stock, issued	9,391,729	9,391,729	9,098,110
Common stock, outstanding	9,391,729	9,391,729	9,098,110
Unvested restricted shares	149,162	149,162	149,162